FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Impaired Loans, Fair Value of Collateral, Allowances for Loan Losses (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Direct credits and allowances [Abstract]
Provision for credit losses	S/ 8,530,986	S/ 9,071,011
Impaired [Member]
Direct credits and allowances [Abstract]
Impaired loans	10,668,641	11,283,193
Fair value of collateral	7,571,071	8,247,283
Provision for credit losses	5,072,364	5,097,662
Commercial Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	6,439,760	6,906,547
Fair value of collateral	5,646,832	6,298,966
Provision for credit losses	2,260,569	2,206,979
Residential Mortgage Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	1,388,060	1,371,146
Fair value of collateral	1,204,144	1,181,979
Provision for credit losses	757,778	800,639
Micro-Business Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	1,741,439	1,906,172
Fair value of collateral	440,715	486,477
Provision for credit losses	1,113,145	1,148,628
Consumer Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	1,099,382	1,099,328
Fair value of collateral	279,380	279,861
Provision for credit losses	S/ 940,872	S/ 941,416